Intangibles - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 11,631	$ 10,238
Additions	519	1,072
Disposals	(15)	(14)
Amortization	(324)	(292)
Transfer to held for sale		(69)
Translation adjustment	(2,382)	696
Acquisition of Alianca Energia	1,085
Balance at end of year	10,514	11,631
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost	12,595	13,866
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(2,081)	(2,235)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	3,263	3,189
Transfer to held for sale		(68)
Translation adjustment	(482)	142
Acquisition of Alianca Energia	257
Balance at end of year	3,038	3,263
Goodwill [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost	3,038	3,263
Concession [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	7,689	6,434
Additions	465	1,013
Disposals	(10)	(14)
Amortization	(270)	(251)
Translation adjustment	(1,756)	507
Acquisition of Alianca Energia	824
Balance at end of year	6,942	7,689
Concession [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost	8,528	9,394
Concession [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(1,586)	(1,705)
Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	104	87
Additions	54	53
Amortization	(54)	(41)
Transfer to held for sale		(1)
Translation adjustment	(20)	6
Balance at end of year	84	104
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost	579	634
Computer software [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(495)	(530)
Research And Development Project And Patents [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	575	528
Additions		6
Disposals	(5)
Translation adjustment	(124)	41
Acquisition of Alianca Energia	4
Balance at end of year	450	575
Research And Development Project And Patents [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost	$ 450	$ 575